Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000237980 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.46%	24.56%
S&P Composite 1500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%	22.47%